Organization and principal activities (Tables)	12 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries
As of March 31, 2022, the Company’s principal subsidiaries, consolidated VIEs and major VIEs’ subsidiaries are as follows:

Name of subsidiaries and VIE	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Subsidiaries:

Boqii Corporation Limited (“Boqii Corporation”)	Hong Kong	July 2012	100%	Investment holding

Boqii International Limited	Hong Kong	August 2016	100%	Investment holding

Xingmu International Limited	British Virgin Islands	August 2019	51%	Investment holding

Xingmu HK Limited	Hong Kong	November 2019	51%	Investment holding

Nanjing Xinmu Information Technology Co., Ltd. (“Xingmu WFOE”)	Nanjing, the PRC	November 2019	51%	Technology development and sales of merchandise

Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”)	Shanghai, the PRC	November 2012	100%	Technology development and sales of merchandise

Shanghai Yiqin Pets Products Co., Ltd.	Shanghai, the PRC	February 2013	100%	Technology development and sales of merchandise

Consolidated VIEs

Guangcheng (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	November 2012	100%	Operates the Company’s own online e-commerce platform

Nanjing Xingmu Biotechnology Co., Ltd. (“Nanjing Xingmu”)	Nanjing, the PRC	November 2019	51%	Biotechnology research and development

Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”)	Suzhou, the PRC	June 2021	100%	Sales of merchandise

Subsidiaries of VIEs

Boqii (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	August 2014	90%	Technology development

Tianjing Guangcheng Information Technology Co., Ltd.	Tianjin, the PRC	June 2017	100%	Sales of merchandise

Nanjing Cuida Biotechnology Co. Ltd.(“Cuida”)	Nanjing, the PRC	April 2017	70%	Biotechnology extension services

Taizhou Xingmu Biotechnology Co., Ltd.	Taizhou, the PRC	November 2019	80%	Biotechnology research and development

Schedule of Variable Interest Entities
The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements with intercompany transactions eliminated (RMB in thousands):

	As of March 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	17,886	20,567
Accounts receivable, net	27,393	31,435
Amounts due from related parties	11,465	11,726
Inventories, net	11,349	16,014
Prepayments and other current assets	33,445	57,107
Intra-Group receivables due from the Group’s entities	47,592	16,535
Property and equipment, net	8,372	6,715
Intangible assets	909	507
Operating lease right-of-use assets	27,736	35,688
Goodwill	494	994
Long-term investments	74,330	81,649
Other non-current asset	2,433	3,389

Total assets	263,404	282,326

	As of March 31,
	2021	2022
	RMB	RMB
Short-term borrowings	3,484	872
Accounts payable	29,940	55,144
Amounts due to related parties, current	910	4
Salary and welfare payable	4,851	5,597
Accrued liabilities and other current liabilities	24,536	25,786
Contract liabilities	3,706	7,007
Operating lease liabilities, current	6,058	7,238
Intra-Group payables due to the Group’s entities	611,112	945,960
Deferred tax liabilities	1,852	(1,369)
Operating lease liabilities, non-current	19,997	28,197
Long-term borrowings	872	—
Other debts, non-current	415,122	157,874

Total liabilities	1,122,440	1,232,310

	Year Ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues:
Third-party revenues	579,365	735,518	877,380
Intra-Group revenues	92,728	48,374	56,079

Total revenues	672,093	783,892	933,459
Cost of revenues:
Third-party cost of revenues	(226,958)	(372,475)	(160,661)
Intra-Group cost of revenues	(282,210)	(297,844)	(550,585)

Total cost of revenues	(509,168)	(670,319)	(711,246)

Gross profit	162,925	113,573	222,213
Operating expenses:
Third-party operating expenses	(229,658)	(254,951)	(288,291)
Intra-Group operating expenses	—	(7,257)	—

Total operating expenses	(229,658)	(262,208)	(288,291)
Other income, net	1,688	1,011	98

Loss from operations	(65,045)	(147,624)	(65,980)
Non-operating income /(expense)	3,236	(18,162)	(20,680)

Loss before income tax expenses	(61,809)	(165,786)	(86,660)
Income tax benefits/(expenses)	141	(20)	681
Share of results of equity investees	(137)	(696)	418

Net loss	(61,805)	(166,502)	(85,561)

Cash flows from operating activities:
Net cash provided by transactions with external parties	126,224	419,767	526,201
Net cash used in transactions with the Group’s entities	(104,125)	(331,064)	(329,325)

Net cash generated from operating activities	22,099	88,703	196,876

Cash flows from investing activities:
Other investing activities	(64,591)	(31,972)	(18,482)
Cash flows of loan funding provided to the Group’s entities, net of repayments received	21,156	(5,242)	6,294

Net cash used in investing activities	(43,435)	(37,214)	(12,188)

Cash flows from financing activities:
Other financing activities	73,626	(112,151)	(273,906)
Cash flows of loan funding received from the Group’s entities, net of repayments made	(29,398)	41,717	91,794

Net cash generated from/ (used in) financing activities	44,228	(70,434)	(182,112)